RISK MANAGEMENT (Details 3) - BRL (R$) R$ / shares in Units, R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Public sector	R$ 9,695,176	R$ 6,853,540
Public sector percentage	1.20%	1.00%
Private sector	R$ 781,772,978	R$ 713,386,046
Private sector, percentage	98.80%	99.00%
Total of net loans and advances to customers	R$ 791,468,154	R$ 720,239,586
Percentage total	100.00%	100.00%
Companies	R$ 350,445,791	R$ 316,936,343
Companies, percentage	44.30%	44.00%
Real estate and construction activities	R$ 25,188,642	R$ 23,610,490
Real estate and construction activities, percentage	3.20%	3.30%
Retail	R$ 41,304,495	R$ 37,709,778
Retail, percentage	5.20%	5.20%
Services	R$ 115,073,789	R$ 79,995,896
Services, percentage	14.50%	11.10%
Transportation and concession	R$ 28,635,592	R$ 28,680,534
Transportation and concession, percentage	3.60%	4.00%
Automotive	R$ 7,228,928	R$ 7,553,422
Automotive, percentage	0.90%	1.00%
Food products	R$ 15,258,682	R$ 13,677,857
Food products, percentage	1.90%	1.90%
Wholesale	R$ 20,564,676	R$ 20,378,978
Wholesale, percentage	2.60%	2.80%
Production and distribution of electricity	R$ 10,541,406	R$ 8,633,777
Production and distribution of electricity, percentage	1.30%	1.20%
Oil, derivatives and aggregate activities	R$ 5,568,769	R$ 6,918,329
Oil derivatives and aggregate activities percentage	0.70%	1.00%
Other industries	R$ 81,080,812	R$ 89,777,282
Other industries, percentage	R$ 0.102	R$ 0.125
Individuals	R$ 441,022,363	R$ 403,303,243
Individuals, percentage	55.70%	56.00%